Insurance and reinsurance contracts - Analysis of movements in insurance and reinsurance contract balances by remaining coverage and incurred claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	$ 1,313	$ (1,148)
Opening liabilities	147,565	139,839
Net liabilities (assets) at 1 Jan	146,252	138,691
Insurance revenue
Contracts measured under the modified retrospective approach	(427)	(415)
Contracts measured under the fair value approach	(1,106)	(1,176)
Other contracts	(9,547)	(8,767)
Total Insurance revenue	(11,080)	(10,358)
Insurance service expense:
Incurred claims and other directly attributable expenses	4,790	4,505
Amortisation of insurance acquisition cash flows	3,435	3,157
Losses or reversal of losses on onerous contracts	23	131
Adjustments to liability for incurred claims	(4)	(30)
Insurance service expense	8,244	7,763
Insurance service result	(2,836)	(2,595)
Total net finance (income) expense from insurance and reinsurance contracts	14,612	4,154
Total amount recognised in income statement	11,776	1,559
Effect of movements in exchange rates	3,936	(1,763)
Total amount recognised in comprehensive income	15,712	(204)
Cash flows
Premiums received net of ceding commissions paid	28,059	24,283
Insurance acquisition cash flows	(5,004)	(4,798)
Claims and other insurance service expenses net of recoveries from reinsurance received	(12,167)	(11,427)
Total cash flows	10,888	8,058
Other changes note (iii)	(122)	(293)
Closing assets	1,768	1,313
Closing liabilities	174,498	147,565
Net liabilities (assets) at 31 Dec	172,730	146,252
RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	3,390	(2,426)
Opening liabilities	536	1,151
Net liabilities (assets) at 1 Jan	(2,854)	(1,275)
Insurance service expense:
Losses or reversal of losses on onerous contracts	(13)	48
Adjustments to liability for incurred claims	(36)	(33)
Insurance service expense	212	302
Insurance service result	212	302
Total net finance (income) expense from insurance and reinsurance contracts	159	338
Total amount recognised in income statement	371	640
Effect of movements in exchange rates	(45)	9
Total amount recognised in comprehensive income	326	649
Cash flows
Premiums received net of ceding commissions paid	(1,403)	(2,837)
Reinsurance, premiums received net of ceding commissions paid	(1,403)	(2,837)
Insurance acquisition cash flows	0
Claims and other insurance service expenses net of recoveries from reinsurance received	1,165	612
Claims and other insurance service expenses net of recoveries from reinsurance received	1,165	612
Total cash flows	(238)	(2,225)
Other changes note (iii)	0	(3)
Closing assets	3,406	3,390
Closing liabilities	640	536
Net liabilities (assets) at 31 Dec	(2,766)	(2,854)
Liabilities for remaining coverage Excluding loss-recovery component | Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	1,480	(1,285)
Opening liabilities	144,561	137,019
Net liabilities (assets) at 1 Jan	143,081	135,734
Insurance revenue
Contracts measured under the modified retrospective approach	(427)	(415)
Contracts measured under the fair value approach	(1,106)	(1,176)
Other contracts	(9,547)	(8,767)
Total Insurance revenue	(11,080)	(10,358)
Insurance service expense:
Amortisation of insurance acquisition cash flows	3,435	3,157
Insurance service expense	3,435	3,157
Insurance service result	(7,645)	(7,201)
Investment components and premium refunds	(7,799)	(7,008)
Total net finance (income) expense from insurance and reinsurance contracts	14,526	4,007
Total amount recognised in income statement	(918)	(10,202)
Effect of movements in exchange rates	3,866	(1,695)
Total amount recognised in comprehensive income	2,948	(11,897)
Cash flows
Premiums received net of ceding commissions paid	28,059	24,283
Insurance acquisition cash flows	(5,004)	(4,798)
Total cash flows	23,055	19,485
Other changes note (iii)	(73)	(241)
Closing assets	2,020	1,480
Closing liabilities	171,031	144,561
Net liabilities (assets) at 31 Dec	169,011	143,081
Liabilities for remaining coverage Excluding loss-recovery component | RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	2,783	(2,023)
Opening liabilities	542	1,200
Net liabilities (assets) at 1 Jan	(2,241)	(823)
Insurance service expense:
Insurance service expense	1,407	832
Insurance service result	1,407	832
Investment components and premium refunds	(99)	240
Total net finance (income) expense from insurance and reinsurance contracts	157	338
Total amount recognised in income statement	1,465	1,410
Effect of movements in exchange rates	(42)	12
Total amount recognised in comprehensive income	1,423	1,422
Cash flows
Premiums received net of ceding commissions paid	(1,403)	(2,837)
Total cash flows	(1,403)	(2,837)
Other changes note (iii)	0	(4)
Closing assets	2,842	2,783
Closing liabilities	621	542
Net liabilities (assets) at 31 Dec	(2,221)	(2,241)
Liabilities for remaining coverage loss component | Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(38)	20
Opening liabilities	881	805
Net liabilities (assets) at 1 Jan	919	825
Insurance service expense:
Incurred claims and other directly attributable expenses	(65)	(46)
Losses or reversal of losses on onerous contracts	23	131
Insurance service expense	(42)	85
Insurance service result	(42)	85
Total net finance (income) expense from insurance and reinsurance contracts	25	47
Total amount recognised in income statement	(17)	132
Effect of movements in exchange rates	12	(18)
Total amount recognised in comprehensive income	(5)	114
Cash flows
Other changes note (iii)	0	(20)
Closing assets	(85)	(38)
Closing liabilities	829	881
Net liabilities (assets) at 31 Dec	914	919
Liabilities for remaining coverage loss component | RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	66	(119)
Opening liabilities	(20)	(15)
Net liabilities (assets) at 1 Jan	(86)	(134)
Insurance service expense:
Insurance service expense	(14)	48
Insurance service result	(14)	48
Total net finance (income) expense from insurance and reinsurance contracts	1
Total amount recognised in income statement	(13)	48
Effect of movements in exchange rates	0	1
Total amount recognised in comprehensive income	(13)	49
Cash flows
Closing assets	78	66
Closing liabilities	(21)	(20)
Net liabilities (assets) at 31 Dec	(99)	(86)
Liabilities for incurred claims | Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(129)	117
Opening liabilities	2,123	2,015
Net liabilities (assets) at 1 Jan	2,252	2,132
Insurance service expense:
Incurred claims and other directly attributable expenses	4,855	4,551
Adjustments to liability for incurred claims	(4)	(30)
Insurance service expense	4,851	4,521
Insurance service result	4,851	4,521
Investment components and premium refunds	7,799	7,008
Total net finance (income) expense from insurance and reinsurance contracts	61	100
Total amount recognised in income statement	12,711	11,629
Effect of movements in exchange rates	58	(50)
Total amount recognised in comprehensive income	12,769	11,579
Cash flows
Claims and other insurance service expenses net of recoveries from reinsurance received	(12,167)	(11,427)
Total cash flows	(12,167)	(11,427)
Other changes note (iii)	(49)	(32)
Closing assets	(167)	(129)
Closing liabilities	2,638	2,123
Net liabilities (assets) at 31 Dec	2,805	2,252
Liabilities for incurred claims | RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	541	(284)
Opening liabilities	14	(34)
Net liabilities (assets) at 1 Jan	(527)	(318)
Insurance service expense:
Insurance service expense	(1,181)	(578)
Insurance service result	(1,181)	(578)
Investment components and premium refunds	99	(240)
Total amount recognised in income statement	(1,081)	(818)
Effect of movements in exchange rates	(3)	(4)
Total amount recognised in comprehensive income	(1,084)	(822)
Cash flows
Claims and other insurance service expenses net of recoveries from reinsurance received	1,165	612
Total cash flows	1,165	612
Other changes note (iii)	0	1
Closing assets	486	541
Closing liabilities	40	14
Net liabilities (assets) at 31 Dec	$ (446)	$ (527)